Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2020	2021
Due from charterers	5,070	577
VAT receivable	48	33
Accrued income	4,010	5,120
Insurance claims	3,584	2,853
Other receivables	3,553	2,573
Total	16,265	11,156

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.